Transfer of financial assets, assets pledged and received as collateral - Schedule of financial assets received as collateral (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
– equity securities
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge at fair value	€ 21,494	€ 22,815
of which sold or repledged at fair value	16,018	12,024
– debt securities
Financial assets received as collateral [Line Items]
Total received collateral available for sale or repledge at fair value	144,257	140,285
of which sold or repledged at fair value	€ 98,422	€ 90,708